Reconciliation of Income Taxes (Detail) - USD ($) $ in Thousands	12 Months Ended
	Jun. 30, 2015	Jun. 30, 2014
Income Tax Rate Reconciliation [Line Items]
Provision for income taxes at statutory rate	$ 561	$ 158
Provincial taxes	(332)	112
Foreign rate differential	1,097	264
Canadian rate difference	(59)	168
Effect of U.S. state rate changes	(1,268)
Gain on bargain purchase		(1,105)
Permanent items	121	96
Uncertain tax position adjustments	(192)
Other	156	(88)
Total expense (benefit)	$ 84	$ (395)